ORGANIZATION	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
NOTE 1 – ORGANIZATION

Description of Business

ICTS International N.V. (“ICTS”) was registered at the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as “ICTS” or the "Company") operate in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) authentication technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other services to airlines and airport authorities, predominantly in Europe and the United States of America. The authentication technology segment is predominantly involved in the development and sale of authentication security software to financial and other institutions, predominantly in the United States of America and Europe.

Liquidity and Financial Condition

Accounting Standard Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern requires a Company’s management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances, as following:

As of December 31, 2019 and 2018, the Company has a working capital (deficit) of $27,627 and $(7,839) and shareholders deficit of $35,685 and $34,856, respectively. During the years ended December 31, 2019, 2018 and 2017, the Company incurred income (loss) from continuing operations of $(7,253), $(11,064), and $5,865, respectively, and cash flows provided by (used in) operating activities of $(9,092), $7,416 and $9,076, respectively.

The Company has a line of credit in the Netherlands up to €12,000 ($13,200 as of June 1, 2020), which will expire in March 2021 and additional line of credit in the United States of America up to $10,000, which will expire in October 2021 (see notes 9 and 20). As of May 31, 2020, the Company’s borrowings under the line of credit in Netherlands were approximately €11,504 ($12,654) and had approximately €15,865 ($17,452) in cash, resulting in availability of €16,361 ($17,997), but the Company was in default of certain financial covenants. The Company is currently working with this lender in regards with this default. The Company anticipates that it will be able to extend its lines of credit.

In June 2020, the Company amended the agreement with the entity related to the main shareholder to extend the period of the notes until June 30, 2021. The maximum amount of the notes will be $3,500, excluding interest (see note 12).

The COVID-19 outbreak has developed rapidly in 2020, with a significant number of infections. The Company is dependent mostly in Europe and the United States of America for its business on the airline industry. In addition, the decisions taken by various governments have affected economic activity and the Company’s business as following:

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Decrease of travel by flights, reducing the demand for services the Company provide as part of its Airport Security and other aviation services. As a result, our cumulative revenues in the first four months at 2020 was approximately $8,255 lower than our 2019 revenues in the same period with the major negative impact identified in March and April, which has been continuing in May and June so far and many of the Company’s employees were laid off and / or ordered to stay home. The Company’s operating results have declined significantly in 2020 and our liquidity has been negatively impacted.

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Governments in some of the countries in which we operate have also announced the implementation of government assistance measures, which may mitigate the impact of the COVID-19 outbreak on our results and liquidity. In the United States of America, the Government has approved a payroll support of $13,680 to the American subsidiary of the Company. In the Netherlands, the government has approved a support of €8,250 ($9,075 as of June 1, 2020) for the period April 1, 2020 until June 30, 2020, under the NOW program.  In addition, once the current support period will expire, the Company is entitled to request additional support for the period July 1, 2020 until October 31, 2020 and is expecting to get €6,900 ($7,590 as of June 1, 2020).  In Germany, the Company is eligible for payroll support up to 60% of the employee’s payroll (on individual basis) in case the employees meet the support plan requirements. The Company has already applied for this support starting from April 2020. These available governmental support plans might be extended and/or changed according to the future COVID-19 developments.  In addition the Dutch and the German governments are providing through local banks long term loans up to 10 years to companies that meet certain requirements. The Company is evaluating the terms of those loans and its eligibility to such loans.

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Depending on the duration of the COVID-19 crisis and continued negative impact on economic activity, the Company might experience further negative results and liquidity restrains. The exact impact on our activities in the remainder of 2020 and thereafter cannot be predicted.

Alternate Sources of Liquidity

In July 2019, ABC Technologies B.V. (“ABC”), a subsidiary of ICTS issued preferred shares to an investor for a subscription price of $60 million in cash representing 24% of the outstanding share capital of ABC and 23.077% of the outstanding share capital of ABC and its subsidiary on a fully diluted basis. ABC will retain $20 million on the sale proceeds for general working capital purposes and $40 million were transferred to its parent company, ICTS International N.V. (see note 13).

In July 2019, the Company repaid $30 million to the entity related to the main shareholder who provided the Company loans as convertible notes (see note 12).

In November 2019, ABC issued preferred shares to a new investor for a subscription price of $20 million in cash representing 7.401% of the outstanding share capital of ABC and 7.143% of the outstanding share capital of ABC and its subsidiaries on a fully diluted basis (see note 13).

The Company’s business plan for twelve months from the issuance of these consolidated financial statements projects income from operations, positive cash flows and includes the receipt of government funding from the United States of America and the Netherlands discussed above. In the event that one of the lenders recall the loan, the Company has other current available liquidity to ensure the financing of its operations. If the impact of COVID-19 negatively impacts the Company beyond its current forecast, the Company could also receive additional funding in the Netherlands under the NOW program and from Germany.  Furthermore, the Company has alternate sources of liquidity that it could access to ensure its ability to continue as a going concern. There can be no assurance that management will be successful in achieving its business plan.